Investments	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments
15.
INVESTMENTS

	Control	2023	2022

Guanhães Energia S.A. ("Guanhães Energia")	Jointly controlled	222	183
Hidrelétrica Cachoeirão S.A. ("Hidrelétrica Cachoeirão")	Jointly controlled	47	47
Hidrelétrica Pipoca S.A. ("Hidrelétrica Pipoca")	Jointly controlled	47	47
Madeira Energia ("MESA") (3)	Affiliated	-	10
Fundo de Investimento em Participações Melbourne Multiestratégia ("FIP Melbourne") (3)	Affiliated	-	8
Retiro Baixo Energética S.A. ("Retiro Baixo") (4)	Jointly controlled	-	185
Aliança Norte Participações S.A. ("Aliança Norte") (2)	Jointly controlled	536	576
Baguari Energia S.A. ("Baguari Energia") (4)	Jointly controlled	-	160
Aliança Geração de Energia S.A. ("Aliança Geração")	Jointly controlled	1,172	1,194
Amazônia Energia Participações S.A. ("Amazônia Energia") (2)	Jointly controlled	819	886
Paracambi Energética S.A. ("Paracambi") (antiga Lightger)	Jointly controlled	112	134
Transmissora Aliança de Energia Elétrica S.A. ("Taesa")	Jointly controlled	1,565	1,549
UFVs (1)	Jointly controlled	112	128

Total of investments		4,632	5,107

Total		4,632	5,107

(1)
Set of photovoltaics business, in which the investee Cemig Sim has a interest.
(2)
Indirect interest in the Belo Monte plant through these investees.
(3)
On March 20, 2023, Cemig GT completed the sale of its direct and indirect ownership interest in the capital stock of Mesa to Furnas Centrais Elétricas S.A. ("Furnas"). More details will follow in the course of this explanatory note.
(4)
Cemig GT concluded the sale of its stake in the share capital of the companies Baguari Energia and Retiro Baixo to Furnas, on October 6 and November 22, 2023, respectively. Further details can be found in this note.

Investee	2022	Gain (loss) by equity method (Income statement)	Dividends	Additions / Acquisitions	(Others)	2023
Hidrelétrica Cachoeirão	47	12	(12)	-	-	47
Guanhães Energia	183	39	-	-	-	222
Hidrelétrica Pipoca	47	15	(15)	-	-	47
MESA (3)	10	(10)	-	-	-	-
FIP Melbourne (3)	8	22	-	-	(30)	-
Paracambi (former Lightger)	134	15	(26)	-	(11)	112
Baguari Energia (4)	160	12	(12)	-	(160)	-
Amazônia Energia (1)	886	(67)	-	-	-	819
Aliança Norte (1)	576	(40)	-	-	-	536
Taesa	1,549	278	(262)	-	-	1,565
Aliança Geração	1,194	136	(158)	-	-	1,172
Retiro Baixo (4)	185	5	-	-	(191)	(1)
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. ("UFV Janaúba")	3	2	-	-	-	5
UFV Corinto Geração de Energia Elétrica Distribuída S.A. ("UFV Corinto")	8	1	(1)	-	-	8
UFV Manga Geração de Energia Elétrica Distribuída S.A. ("UFV Manga")	11	2	(1)	-	-	12
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. ("UFV Bonfinópolis II")	5	-	-	-	-	5
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")	15	2	(2)	-	-	15
UFV Lontra Geração de Energia Elétrica Distribuída S.A. ("UFV Lontra")	18	2	(2)	-	-	18
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")	6	1	(1)	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")	4	1	-	-	-	5
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")	4	1	(1)	-	-	4
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")	7	1	(1)	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")	15	2	(2)	-	-	15
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	7	-	-	-	(1)	6
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	-	-	-	6	-	6
G2 Campo Lindo I Energia S.A. ("UFV Campo Lindo I") (2)	8	-	-	10	(18)	-
G2 Campo Lindo II Energia S.A. ("UFV Campo Lindo II") (2)	9	-	-	10	(18)	1
G2 Olaria I Energia S.A. ("UFV Olaria I") (2)	8	-	-	10	(18)	-
Total of investments	5,107	432	(496)	36	(447)	4,632

Total	5,107	432	(496)	36	(447)	4,632

(1)
Indirect participation in Belo Monte Dam through these investees.
(2)
On July 20, 2023, control of these investees was acquired and they were consolidated by the Company. Therefore, the Company’s interest in these investees is reflected in the Company’s consolidated assets and liabilities.
(3)
On March 20, 2023, Cemig GT completed the sale of its direct and indirect ownership interest in the capital stock of Mesa to Furnas Centrais Elétricas S.A. ("Furnas"). More details will follow in the course of this explanatory note.
(4)
The sale of Baguari Energia was completed on October 6, 2023 and the sale of Retiro Baixo was completed on November 22, 2023. The investments writ-off is presented in the "Other" column depicted above .Further details can be found in this note.

For the fiscal year ended on December 31, 2023, the Company's management evaluated whether there were indications of possible devaluation of assets, as referred to in IAS 36 - Impairments of Assets. The net book value of the investments was found to be recoverable.

Additionally, in relation to the above, the Company’s management has assessed the risk threatening all its investments ability to continue as a going concern, taking substantially into consideration: the economic-financial clauses of Cemig D and Gasmig; the guarantee of revenues of the transmission companies; the protection against force majeure reduction in regulated generation contracts; and all the legal measures that have been applied by the federal government and by Aneel - and has concluded that the Company and its subsidiaries’ will continue to operate as a going concern.

Changes in investments in subsidiaries, jointly controlled entities and affiliates:

Investee	2021	Gain (loss) by equity method (Income statement)	Dividends	Additions / Acquisitions	Other	2022

Hidrelétrica Cachoeirão	59	15	(27)	-	-	47
Guanhães Energia	125	58	-	-	-	183
Hidrelétrica Pipoca	47	16	(16)	-	-	47
MESA (3)	-	10	-	-	-	10
FIP Melbourne (3) (5)	-	169	-	-	(161)	8
Paracambi (formely Lightger)	124	17	(7)	-	-	134
Baguari Energia	168	22	(30)	-	-	160
Amazônia Energia (4)	933	(47)	-	-	-	886
Aliança Norte (4)	609	(33)	-	-	-	576
Ativas	16	(1)	-	-	(15)	-
Taesa	1,580	305	(336)	-	-	1,549
Aliança Geração	1,141	104	(48)	-	(3)	1,194
Retiro Baixo	201	22	(38)	-	-	185
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. (‘UFV Janaúba’)	3	1	(1)	-	-	3
UFV Corinto Geração de Energia Elétrica Distribuída S.A. (‘UFV Corinto’) (2)	9	2	(2)	-	(1)	8
UFV Manga Geração de Energia Elétrica Distribuída S.A. (‘UFV Manga’) (2)	11	3	(2)	-	(1)	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. (‘UFV Bonfinópolis II’) (2)	6	1	(1)	-	(1)	5
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. (‘UFV Lagoa Grande’) (2)	15	3	(2)	-	(1)	15
UFV Lontra Geração de Energia Elétrica Distribuída S.A. (‘UFV Lontra’) (2)	18	4	(3)	-	(1)	18
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. (‘UFV Mato Verde’) (2)	6	1	(1)	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. (‘UFV Mirabela’) (2)	4	1	(1)	-	-	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. (‘UFV Porteirinha I’) (2)	5	1	(1)	-	(1)	4
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. (‘UFV Porteirinha II’) (2)	7	1	(1)	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. (‘UFV Brasilândia’) (2)	15	3	(2)	-	(1)	15
Apolo I SPE Empreendimentos e Energia S.A. (‘UFV Apolo I’)	-	1	-	6	-	7
G2 Campo Lindo I Energia S.A. (‘UFV Campo Lindo I’)	-	1	-	7	-	8
G2 Campo Lindo II Energia S.A. (‘UFV Campo Lindo II’)	-	2	-	7	-	9
G2 Olaria I Energia S.A. (‘UFV Olaria I’)	-	1	-	7	-	8
Axxiom	4	(4)	-	-	-	-
Itaocara	-	(3)	-	10	(7)	-

Total investment	5,106	676	(519)	37	(193)	5,107

Itaocara - Uncovered liability	(21)	7	-	14	-	-
MESA (3) - Loss provisions (1)	(162)	162	-	-	-	-

Total	4,923	845	(519)	51	(193)	5,107

(1)
In June 2022, the provision related to the Company's contractual obligations assumed with the investee and the other shareholders was reversed. Further details are disclosed in this note.
(2)
On May 23, 2022, the reduction of capital stock of these UFVs was approved by means of an Extraordinary General Assembly.
(3)
Indirect participation in the Santo Antônio Plant through these investees.
(4)
Indirect participation in Belo Monte Dam through these investees.
(5)
On September 12, 2022, AGPar made the payment associated with the settlement arising from Arbitral Award CCBC-86/2016 to the Melbourne Fund. Thereafter, the Company recognized the receivable against income. Further details are provided throughout this note.

Investee	2020	Gain (loss) by equity method (Income statement)	Dividends	Additions / acquisitions	Losses on investments	Other	2021

Hidrelétrica Cachoeirão	53	14	(8)	-	-	-	59
Guanhães Energia	131	(6)	-	-	-	-	125
Hidrelétrica Pipoca	36	11	-	-	-	-	47
Madeira Energia (Santo Antônio plant)	209	(209)	-	-	-	-	-
FIP Melbourne (Santo Antônio plant)	158	(158)	-	-	-	-	-
Lightger	131	5	(12)	-	-	-	124
Baguari Energia	159	31	(22)	-	-	-	168
Amazônia Energia (Belo Monte plant)	965	(32)	-	-	-	-	933
Aliança Norte (Belo Monte plant)	631	(22)	-	-	-	-	609
Ativas Data Center	17	(1)	-	-	-	-	16
Taesa	1,467	481	(368)	-	-	-	1,580
Aliança Geração	1,167	199	(225)	-	-	-	1,141
Retiro Baixo	195	13	(7)	-	-	-	201
UFV Janaúba Geração de Energia Elétrica Distribuída	10	1	(2)	-	-	(6)	3
UFV Corinto Geração de Energia Elétrica Distribuída	10	-	(1)	-	-	-	9
UFV Manga Geração de Energia Elétrica Distribuída	11	2	(2)	-	-	-	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída	6	-	-	-	-	-	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	15	2	(2)	-	-	-	15
UFV Lontra Geração de Energia Elétrica Distribuída	17	1	-	-	-	-	18
UFV Mato Verde Geração de Energia Elétrica Distribuída	6	1	(1)	-	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída	4	1	(1)	-	-	-	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	6	-	(1)	-	-	-	5
UFV Porteirinha II Geração de Energia Elétrica Distribuída	7	1	(1)	-	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída (1)	-	4	(1)	12	-	-	15
Axxiom Soluções Tecnológicas	4	(2)	—	2	-	-	4

Total of investments	5,415	337	(654)	14	-	(6)	5,106

Itaocara - equity deficit (2)	(30)	7	-	42	(40)	-	(21)
Madeira Energia (Santo Antônio Plant) - provisions to losses (3)	-	(162)	-	-	-	-	(162)

Total	5,385	182	(654)	56	(40)	(6)	4,923

(1)
Includes the amount of R$2 of the acquisition of the jointly controlled subsidiary UFV Brasilândia.
(2)
On December 1, 2021, CEMIG GT injected capital into UHE Itaocara S.A., in the amount of R$40. This amount is proportional to its shareholding interest in the investee and was recognized under Other expenses in the Company’s income statement. Further, R$1 was injected to cover the expenses specified in the 2021 budget of the investee.
(3)
A loss was recognized for extension of the contractual obligations which the Company had assumed to the investee and the other shareholders. On December 31, 2021 this amount was R$162.

Main information on the subsidiaries, jointly controlled entities and affiliates, not adjusted for the percentage represented by the Company’s ownership interest:

		2023			2022			2021
Investee	Numbers of shares	Cemig interest (%)	Share capital	Equity	Cemig interest (%)	Share capital	Equity	Cemig interest (%)	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	5,474	10,703	100.00	5,474	8,893	100.00	4,124	7,755
Mesa	24,796,536,323	-	-	-	7.53	12,202	229	15.51	10,620	1,492
Hidrelétrica Cachoeirão	35,000,000	49.00	35	96	49.00	35	96	49.00	35	120
Guanhães Energia	548,626,000	49.00	549	419	49.00	549	373	49.00	549	255
Hidrelétrica Pipoca	41,360,000	49.00	41	97	49.00	41	95	49.00	41	95
Baguari Energia	26,157,300,278	-	-	-	69.39	187	231	69.39	187	243
Parajuru	35,000,000	100.00	35	92	100.00	86	158	100.00	86	128
Volta do Rio	180,000,000	100.00	180	208	100.00	275	248	100.00	275	207
Paracambi (antiga Lightger)	79,078,937	49.00	57	83	49.00	79	123	49.00	79	98
Aliança Norte	41,949,320,044	49.00	1,210	1,007	49.00	1,210	1,084	49.00	1,209	1,148
Amazônia Energia (1)	1,322,897,723	74.50	1,323	1,099	74.50	1,323	1,189	74.50	1,323	1,252
Aliança Geração	1,291,582,500	45.00	1,291	2,046	45.00	1,291	2,039	45.00	1,291	1,858
Retiro Baixo	225,350,000	-	-	-	49.90	225	319	49.90	225	346
Itaocara	156,259,500	49.00	207	15	49.00	207	15	49.00	156	(42)
Cemig Baguari	406,000	100.00	-	-	100.00	-	-	100.00	-	-
CEMIG Geração Três Marias	1,291,423,369	-	-	-	100.00	1,291	1,728	100.00	1,291	1,652
CEMIG Geração Salto Grande	405,267,607	-	-	-	100.00	405	562	100.00	405	527
Cemig Geração Itutinga	151,309,332	100.00	151	228	100.00	151	231	100.00	151	212
Cemig Geração Camargos	113,499,102	100.00	113	168	100.00	113	183	100.00	113	165
Cemig Geração Sul	148,146,505	100.00	148	255	100.00	148	252	100.00	148	215
Cemig Geração Leste	100,568,929	100.00	101	158	100.00	101	168	100.00	101	148
Cemig Geração Oeste	60,595,484	100.00	61	145	100.00	61	126	100.00	61	106
Rosal Energia	46,944,467	100.00	47	112	100.00	47	123	100.00	47	115
Sá Carvalho	361,200,000	100.00	37	92	100.00	37	138	100.00	37	134
Horizontes Energia	10,000,000	100.00	10	32	100.00	39	61	100.00	39	60
Cemig PCH	6,000,000	100.00	6	51	100.00	46	99	100.00	46	90
Cemig Geração Poço Fundo	139,084,745	100.00	139	168	100.00	139	172	100.00	97	114
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	486,000	100.00	-	29	100.00	-	11	100.00	-	8
Cemig Trading	1,000,000	100.00	1	9	100.00	1	6	100.00	1	2
Centroeste	28,000,000	100.00	28	113	100.00	28	120	100.00	28	-
UFV Três Marias	6,887,499	100.00	7	46	100.00	-	-	-	-	-
Cemig Distribuição	2,359,113,452	100.00	6,284	9,121	100.00	5,372	7,105	100.00	5,372	6,943
Taesa	1,033,496,721	21.68	3,042	6,679	21.68	3,042	6,570	21.68	3,042	6,685
Gasmig	409,255,483	99.57	665	1,386	99.57	665	1,373	99.57	665	1,222
Cemig Sim	306,664,742	100.00	307	419	100.00	175	199	100.00	285	297
Sete Lagoas	36,857,080	100.00	37	80	100.00	37	73	100.00	37	65

(1)
Indirect participation in Belo Monte Plant through this investee.

The main balances for the affiliated and jointly controlled entities on December 31, 2023

2023	Taesa	Paracambi (formely Lightger)	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Aliança Norte (1)

Assets
Current	2,745	24	11	11	-
Cash and cash equivalents	1,144	17	7	6	-
Non-current	14,833	100	86	95	1,015

Total assets	17,578	124	97	106	1,015

Liabilities
Current	1,617	11	7	8	-
Loans	-	9	-	7	-
Non-current	9,282	30	-	1	8
Loans	368	30	-	1	-
Equity	6,679	83	90	97	1,007

Total liabilities and equity	17,578	124	97	106	1,015

Statement of income
Net sales revenue	1,345	60	38	46	-
Cost of sales	(196)	(16)	(15)	(12)	-
Depreciation and amortization	(6)	(12)	(4)	(4)	-

Gross income (loss)	1,149	44	23	34	-

General and administrative expenses	(179)	(2)	-	(1)	(77)
Finance income	370	7	3	3	-
Finance expenses	(1,623)	(4)	-	(1)	-

Operational income (loss)	(283)	45	26	35	(77)
Share of (loss) income, net, of subsidiaries and joint ventures	1,181	—	—	-	-
Income tax and social contribution tax	470	(4)	(2)	(3)	-

Net income (loss) for the year	1,368	41	24	32	(77)

Comprehensive income (loss) for the year
Net income (loss) for the year	1,368	41	24	32	(77)

Comprehensive income (loss) for the year	1,368	41	24	32	(77)

(1) At the year ended December 31, 2023, Company has assessed all relevant aspects related to going concern and no triggers of impairment were found.

2023	Guanhães Energia	Amazônia Energia	Aliança Geração	Usina Hidrelétrica Itaocara S.A.
Assets
Current	1,534	-	583	3
Cash and cash equivalents	112	-	348	3
Non-current	4,735	1,108	3,701	12

Total assets	6,269	1,108	4,284	15

Liabilities
Current	143	8	829	-
Loans	69	-	180	-
Non-current	1,151	-	1,767	-
Loans	941	-	993	-
Equity	4,975	1,100	1,688	15

Total liabilities and equity	6,269	1,108	4,284	15

Statement of income
Net sales revenue	60	-	1,149	-
Cost of sales	(39)	-	(472)	(1)
Depreciation and amortization	(21)	-	(131)	-

Gross income (loss)	21	-	677	(1)

General and administrative expenses	-	-	(51)	-
Finance income	15	-	50	-
Finance expenses	(10)	-	(171)	-

Operational income (loss)	26	-	505	(1)
Share of (loss) income, net, of subsidiaries and joint ventures	-	(83)	23	-
Income tax and social contribution tax	(7)		(170)	-

Net income (loss) for the year	19	(83)	358	(1)

Comprehensive income (loss) for the year
Net income (loss) for the year	19	(83)	358	(1)

Comprehensive income (loss) for the year	19	(83)	358	(1)

The main balances for the affiliated and jointly controlled entities on December 31, 2022

2022	Taesa	Paracambi (formely Lightger)	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo
Assets
Current	2,261	63	15	20	63
Cash and cash equivalents	760	60	11	14	49
Non-current	13,198	109	91	98	338

Total assets	15,459	172	106	118	401

Liabilities
Current	817	11	1	8	25
Loans	1,957	9	-	7	14
Non-current	8,045	38	1	7	45
Loans	372	38	-	7	28
Equity	6,597	123	104	103	331

Total liabilities and equity	15,459	172	106	118	401

Statement of income
Net sales revenue	1,621	62	43	45	77
Cost of sales	(176)	(17)	(12)	(10)	(4)
Depreciation and amortization	(9)	(12)	(3)	-	(9)

Gross income (loss)	1,445	45	31	35	73
General and administrative expenses	(197)	(2)	-	(1)	(3)
Finance income	652	6	4	3	10
Finance expenses	(1,700)	(4)	-	(1)	(5)

Operational income (loss)	200	45	35	36	75
Share of (loss) income, net, of subsidiaries and joint ventures	925	-	-	-	-
Income tax and social contribution tax	324	(4)	(3)	(3)	(26)

Net income (loss) for the year	1,449	41	32	33	49

Comprehensive income (loss) for the year
Net income (loss) for the year	1,449	41	32	33	49

Comprehensive income (loss) for the year	1,449	41	32	33	49

2022	Aliança Norte	Guanhães Energia	Amazônia Energia	Madeira Energia	Baguari Energia
Assets
Current	-	132	-	1,819	83
Cash and cash equivalents	-	3	-	924	10
Non-current	1,092	376	1,191	20,953	205

Total assets	1,092	508	1,191	22,772	288

Liabilities
Current	-	38	2	2,571	25
Loans	-	12	-	655	-
Non-current	8	97	-	19,972	24
Loans	-	80	-	13,546	-
Equity	1,084	373	1,189	229	239

Total liabilities and equity	1,092	508	1,191	22,772	288

Statement of income
Net sales revenue	-	57	-	4,137	81
Cost of sales	-	(45)	-	(3,451)	(31)
Depreciation and amortization	-	(16)	-	-	(10)

Gross income (loss)	-	12	-	686	50

General and administrative expenses	(65)	-	-	(150)	-
Finance income	-	90	-	361	10
Finance expenses	-	(11)	-	(3,521)	-

Operational income (loss)	(65)	91	-	(2,624)	60
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	(63)	-	-
Income tax and social contribution tax	-	(32)	-	(222)	(20)

Net income (loss) for the year	(65)	59	(63)	(2,846)	40

Comprehensive income (loss) for the year
Net income (loss) for the year	(65)	59	(63)	(2,846)	40

Comprehensive income (loss) for the year	(65)	59	(63)	(2,846)	40

2022	Aliança Geração	Usina Hidrelétrica Itaocara S.A.	UFV Janaúba	UFV Corinto	UFV Manga
Assets
Current	724	4	4	2	2
Cash and cash equivalents	449	4	3	1	1
Non-current	3,468	11	17	17	20

Total assets	4,192	15	21	19	22

Liabilities
Current	383	-	2	-	-
Loans	136	-	2	-	-
Non-current	1,489	-	12	1	1
Loans	713	-	11	-	-
Equity	2,320	15	7	18	21

Total liabilities and equity	4,192	15	21	19	22

Statement of income
Net sales revenue	1,109	-	-	6	7
Cost of sales	(608)	-	5	(1)	(1)
Depreciation and amortization	(124)	-	(1)	-	-

Gross income (loss)	501	-	5	5	6

General and administrative expenses	(43)	-	-	-	-
Finance income	61	-	-	-	-
Finance expenses	(109)	(7)	(1)	-	-

Operational income (loss)	410	(7)	4	5	6
Share of (loss) income, net, of subsidiaries and joint ventures	11	-	-	-	-
Income tax and social contribution tax	(139)	-	(1)	(1)	(1)

Net income (loss) for the year	282	(7)	3	4	5

Comprehensive income (loss) for the year
Net income (loss) for the year	282	(7)	3	4	5

Comprehensive income (loss) for the year	282	(7)	3	4	5

2022	UFV Bonfinópolis II	UFV Lagoa Grande	UFV Lontra	UFV Olaria 1	UFV Mato Verde	UFV Mirabela
Assets
Current	2	3	4	1	1	1
Cash and cash equivalents	1	1	2	1	1	—
Non-current	12	23	27	13	11	9

Total assets	14	26	31	14	12	10

Liabilities
Current	-	-	1	-	-	-
Loans	-	-	-	-	-	-
Non-current	1	1	1	1	-	-
Loans	-	-	-	1	-	-
Equity	13	25	29	13	12	10

Total liabilities and equity	14	26	31	14	12	10

Statement of income
Net sales revenue	-	8	10	2	4	3
Cost of sales	(1)	(1)	(1)	(1)	(1)	(1)
Depreciation and amortization	-	-	-	(1)	-	-

Gross income (loss)	(1)	7	9	1	3	2

General and administrative expenses	-	-	-	-	-	-
Finance income	1	-	-	-	-	-
Finance expenses	-	-	-	-	-	-

Operational income (loss)	-	7	9	1	3	2
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	-	-	-	-
Income tax and social contribution tax	3	(1)	(1)	-	-	-

Net income (loss) for the year	3	6	8	1	3	2

Comprehensive income (loss) for the year
Net income (loss) for the year	3	6	8	1	3	2

Comprehensive income (loss) for the year	3	6	8	1	3	2

2022	UFV Porteirinha I	UFV Porteirinha II	UFV Brasilândia	UFV Apolo 1	UFV Campo Lindo 1	UFV Campo Lindo 2
Assets
Current	1	2	3	1	1	1
Cash and cash equivalents	-	1	2	-	-	1
Non-current	11	11	28	8	13	13

Total assets	12	13	31	9	14	14

Liabilities
Current	-	-	4	-	-	-
Loans	-	-	-	-	-	-
Non-current	1	1	1	-	1	1
Loans	1	-	3	-	1	1
Equity	11	12	26	9	13	13

Total liabilities and equity	12	13	31	9	14	14

Statement of income
Net sales revenue	4	4	8	2	3	2
Cost of sales	(1)	(1)	(2)	(1)	(1)	(1)
Depreciation and amortization	-	-	-	-	(1)	(1)

Gross income (loss)	3	3	6	1	2	1

General and administrative expenses	-	-	-	-	-	-
Finance income	-	-	1	-	-	-
Finance expenses	-	-	-	-	-	-
Operational income (loss)	3	3	7	1	2	1

Share of (loss) income, net, of subsidiaries and joint ventures	-	-	-	-	-	-
Income tax and social contribution tax	-	-	(1)	-	-	-

Net income (loss) for the year	3	3	6	1	2	1

Comprehensive income (loss) for the year
Net income (loss) for the year	3	3	6	1	2	1

Comprehensive income (loss) for the year	3	3	6	1	2	1

The main balances for the affiliated and jointly controlled entities on December 31, 2021

2021	Hidrelétrica Itaocara S.A.	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Lightger	Hidrelétrica Cachoeirão
Assets
Current	5	42	2,135	13	35	29
Cash and cash equivalents	5	16	385	4	29	25
Non-current	11	96	13,761	19	120	93

Total assets	16	138	15,896	32	155	122

Liabilities
Current	58	39	1,417	21	11	1
Loans	-	24	16	7	9	-
Non-current	-	19	7,794	2	46	1
Loans	-	14	614	-	46	-
Equity	(42)	80	6,685	9	98	120

Total liabilities and equity	16	138	15,896	32	155	122

Statement of income
Net sales revenue	-	90	3,472	28	54	37
Cost of sales	(36)	(85)	(649)	(28)	(26)	(8)
Depreciation and amortization	-	(10)	(9)	(1)	(11)	(3)

Gross income (loss)	(36)	5	2,823	-	28	29
General and administrative expenses	-	(7)	(169)	(4)	(1)	-
Finance income	-	-	34	-	2	2
Finance expenses	(30)	(3)	(844)	(1)	(11)	-

Operational income (loss)	(66)	(5)	1,844	(5)	18	31
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	781	-	-	-
Income tax and social contribution tax	-	-	(411)	-	(3)	(2)

Net income (loss) for the year	(66)	(5)	2,214	(5)	15	29

Comprehensive income (loss) for the year
Net income (loss) for the year	(66)	(5)	(2.214)	(5)	15	29
Equity valuation adjustments	—	—	37	—	—	—

Comprehensive income (loss) for the year	(66)	(5)	2,251	(5)	15	29

2021	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte	Guanhães Energia	Amazônia Energia	Madeira Energia (1)	Baguari Energia
Assets
Current	18	111	-	15	-	928	72
Cash and cash equivalents	12	99	-	5	-	180	3
Non-current	101	322	1,150	392	1,254	23,286	218

Total assets	119	433	1,150	407	1,254	24,214	290

Liabilities
Current	10	38	-	41	2	2,309	21
Loans	7	14	-	12	-	116	-
Non-current	14	49	2	111	-	20,413	26
Loans	13	41	-	93	-	12,828	-
Equity	95	346	1,148	255	1,252	1,492	243

Total liabilities and equity	119	433	1,150	407	1,254	24,214	290

Statement of income
Net sales revenue	39	70	-	52	-	3,758	77
Cost of sales	(11)	(25)	-	(55)	(2)	(2,292)	(9)
Depreciation and amortization	(3)	(9)	-	(18)	-	(870)	(11)

Gross income (loss)	28	45	-	(3)	(2)	1,466	68
General and administrative expenses	(2)	(3)	(2)	-	-	(80)	-
Finance income	-	4	-	-	-	265	4
Finance expenses	(2)	(5)	-	(8)	-	(3,476)	(4)

Operational income (loss)	24	41	(2)	(11)	(2)	(1,825)	68
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	(39)	-	(42)	-	-
Income tax and social contribution tax	(1)	(13)	—	(2)	-	1,812	(23)

Net income (loss) for the year	23	28	(41)	(13)	(44)	(13)	45

Comprehensive income (loss) for the year	23	28	(41)	(13)	(44)	(79)	45

(1)
The amount of Shareholders’ equity originally disclosed by the investee was adjusted by the Company for the purposes of posting equity income (change in the value of equity in non-consolidated investees), to take into account the modifying subsequent events resulting from the judgments given in the arbitration proceedings to which Saesa is a party. There is more information below in this Note.

2021	Aliança Geração	UFV Janaúba	UFV Corinto	UFV Manga	UFV Bonfinópolis II	UFV Lagoa Grande
Assets
Current	728	1	3	3	2	3
Cash and cash equivalents	378	1	2	2	2	3
Non-current	3,364	18	17	20	12	23

Total assets	4,092	19	20	23	14	26

Liabilities
Current	762	2	1	1	1	-
Loans	101	-	-	-	-	-
Non-current	1,472	12	-	-	-	-
Loans	700	-	-	-	-	-
Equity	1,858	5	19	22	13	26

Total liabilities and equity	4,092	19	20	23	14	26

Statement of income
Net sales revenue	1,096	5	4	6	3	6
Cost of sales	(102)	(2)	-	-	-	-
Depreciation and amortization	(157)	(2)	(1)	(1)	-	(1)

Gross income (loss)	994	3	4	6	3	6
General and administrative expenses	(44)	-	(1)	(1)	(1)	(1)
Finance income	41	-	-	-	-	-
Finance expenses	(233)	(1)	-	-	-	-

Operational income (loss)	758	2	3	5	2	5
Income tax and social contribution tax	(252)	(1)	-	(1)	(1)	(1)

Net income (loss) for the year	506	1	3	4	1	4

Comprehensive income (loss) for the year	506	1	3	4	1	4

2021	UFV Lontra	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II	UFV Brasilândia
Assets
Current	4	1	1	3	1	3
Cash and cash equivalents	3	1	1	2	-	2
Non-current	26	11	9	11	12	27

Total assets	30	12	10	14	13	30

Liabilities
Current	1	1	1	1	1	3
Equity	29	11	9	13	12	27

Total liabilities and equity	30	12	10	14	13	30

Statement of income
Net sales revenue	5	3	2	2	3	5
Depreciation and amortization	(1)	-	-	-	-	(1)
Gross income (loss)	5	3	2	2	3	5
General and administrative expenses	(1)	(1)	(1)	-	(1)	(1)
Operational income (loss)	4	2	1	2	2	4
Income tax and social contribution tax	(1)	-	-	-	-	(1)

Net income (loss) for the year	3	2	1	2	2	3

Comprehensive income (loss) for the year	3	2	1	2	2	3

Amazônia Energia S.A. and Aliança Norte Energia S.A.

Amazônia Energia and Aliança Norte are shareholders of Norte Energia S.A. (‘NESA’), which holds the concession to operate the Belo Monte Hydroelectric Plant. Through the jointly controlled entities referred to above, Cemig GT owns an indirect equity interest in NESA of 11.69%.

On December 31, 2023, NESA has negative net working capital of R$578 (R$494 on December 31, 2022). According to the estimates and projections, the situation of negative net working capital, and the future demands for investments in the hydroelectric plant, will be supported by revenues from future operations.

On September 21, 2015, NESA was awarded a preliminary injunction ordering ANEEL to abstain from applying penalties or sanctions to NESA in relation to the delay in Belo Monte Hydroelectric Plant to start operations, until the hearing of the application for an injunction made in the original case. NESA management, supported by their legal advisers, have classified the probability of loss as ‘possible’ and estimated the potential loss on December 31, 2023 to R$2,859 (R$2,972 on December 31, 2022). The potential impact for the Company is limited to its investment interest in NESA.

Montes Claros photovoltaic plant

On June 29, 2022, Cemig approved acquisition, through its wholly-owned subsidiary Cemig Sim, of 100% of the interests held by Genesys Participação Societária Ltda. and by an individual, among other, in the special-purpose company (‘SPC’) Duceu Geradores de Energia, Máquinas e Equipamentos SPE Ltda. (‘UFV Montes Claros’), owner of the Montes Claros photovoltaic plant.

On April 28, 2023, Cemig Sim concluded acquisition of 100% of the shares in the Montes Claros photovoltaic generation plant. This was approved by the Brazilian antitrust authority, CADE – its approval is a usual condition precedent in this type of transaction.

Below is a summary of the preliminary measurement of the fair value of the assets and liabilities acquired:

Montes Claros photovoltaic plant
– Net equity of the Montes Claros solar plant	20
– Added value (fair value – book value)	1

– Fair value of net assets	21

Goodwill	1
Consideration paid for 100% interest in the Montes Claros solar plant	20

Assets	Fair value on date of acquisition	Liabilities	Fair value on date of acquisition
Current	-	Current	-

Other current assets	-	Other current liabilities	-

		Non-current	5

Non-current	26	Other non-current liabilities	5

Fixed assets	19
Rights of use – Leasing	5
Intangible assets	2

		Total fair value, net	21

The acquisition will add to the Cemig Group’s participation in the generation sector and total generation output, also contributing to efficient supply to consumers due to the Group’s expertise in this market.

Acquisition of interest in special-purpose companies (SPCs)

On July 20, 2023, Cemig Sim concluded acquisition of the remaining 51% interests in the following SPCs – becoming the holder of 100% of the shares in these companies:

•
G2 Olaria 1 Energia S.A.,
•
G2 Campo Lindo 1 Energia S.A.,
•
G2 Campo Lindo 2 Energia S.A.

On the same date Cemig Sim also concluded acquisition of 100% of the shares in the SPC SPE G2 Olaria 2 Energia S.A. The aggregate value of these acquisitions was R$47.

These four SPCs own four photovoltaic generation plants in full commercial operation, with installed capacity of 13 MWp, operating in the regime of shared distributed mini-generation, in the city of Lavras, Minas Gerais.

This transaction underlines the Company’s strategy of growth in distributed generation, with 100% ownership of generation plants under its management, exclusively in the State of Minas Gerais.

Goodwill, capital gain and gain on fair value adjustment of previous investment

	UFV Campo Lindo 1	UFV Campo Lindo 2	UFV Olaria 1	UFV Olaria 2	Total
Consideration paid	10	10	10	17	47
Equity adjusted to market value	9	9	8	15	41
Capital gain	2	2	1	1	6
Goodwill	1	1	2	2	6

	UFV Campo Lindo 1	UFV Campo Lindo 2	UFV Olaria 1	Total
Previous investment measured at fair value (a)	10	10	9	29
Investment on acquisition date (b)	7	7	7	21
Gain from adjustment to fair value of previous investment (a - b) (1)	3	3	3	9

(1)
The gain on the fair value adjustment of the previous holding was recognized under "Fair value adjustment of investments" in the Income Statement.

Fair value of acquired assets and liabilities

Assets	Fair value on acquisition date	Liabilities	Fair value on acquisition date
Current	3	Current	-
Other assets	3	Other liabilities	-

		Non-current	2
Non-current	42	Other liabilities	2
Fixed assets	34
Right of use – leases	1
Intangible asset - Right of commercial operation	7
	Total net assets at fair value		41

Absorption of the wholly-owned subsidiaries Cemig Geração Três Marias S.A. and Cemig Geração Salto Grande S.A.

On January 24, 2023 Aneel approved transfer of the concessions of the Três Marias and Salto Grande hydroelectric plants to Cemig GT. On May 31, 2023, the merger was approved at the Company's Extraordinary General Meeting (EGM), at book value, with the consequent extinction of the investees as of this date and succession by Cemig GT in all its assets, rights and obligations, under the terms of Article 277 of Law 6.404/1976.

Since this was a merger of wholly-owned subsidiaries, there was no capital increase or need to issue new shares in Cemig GT.

The merger will optimize Cemig's corporate structure, resulting in cost reductions and generating administrative and financial efficiency.

Divestments in shareholdings

MESA

On March 20, 2023 the Cemig GT completed sale to Furnas Centrais Elétricas S.A of the whole of its direct and indirect stockholding interests in Mesa, equivalent to 7.53% of the share capital of that investee, which is the controlling stockholder of Santo Antônio Energia S.A. (SAE), for R$55.

With the conclusion of the sale, Furnas undertook to assume the guarantees given by Cemig and Cemig GT to the Brazilian Development Bank (BNDES) and other creditors, under agreements for financing of SAE, and to hold Cemig and Cemig GT harmless from any obligation relating to these guarantees, up to the time when these obligations are effectively assumed by Furnas.

As a result of the sale a capital gain was recognized in March 2023, as follows:

Parent company e Consolidated
Direct participation:	4.1422%
Indirect participation:	3.3837%
Selling price:	736
Direct participation (1):	30
Indirect participation (1):	25
55
Investment cost (2):	-

(1)
The effects of the sale are presented in the results of the Holdings/Holding operating segment in note 5.
(2)
The calculation considered the investment balance as of February 28, 2023, which represents the last financial statement prepared for the investee before the sale, used for equity accounting purposes. The investment balance is zero, hence its derecognition did not result in any impact on the profit or loss for the purpose of determining the gain on disposal.

The capital gain relating to the direct stockholding was recognized in the income statement for the period, with counterpart in Cash and cash equivalents. The taxes on this amount were R$10, representing 34% (25% corporate income tax and 9% Social Contribution tax on Net Profit).

The capital gain on the indirect participation was recognized by the equity method, because of its origin in realization of the equity interest held by Fundo Melbourne in SAAG. Due to the sale of the equity interest by the investment fund, which subsists only for operational reasons necessary for its liquidation, the balance receivable from the funds was recognized in the Statement of financial position as a financial instrument in the ‘Other assets’ group, considering the imminence of receipt of the proceeds.

This disposal is part of the execution of Cemig’s disinvestment program, with the aim of redirecting management efforts and allocation of capital to the State of Minas Gerais.

The agreement between FIP Melbourne and AGPar - CCBC Arbitration Judgment 86/2016

The share purchase agreement that governed the transaction for acquisition of the shares of SAAG by the Company specifies payment of indemnity to FIP Melbourne by AGPar in the event of any excess cost in Mesa as a result of any causative factor prior to the signature of that agreement. From the conclusion of the transaction in 2014, up to the year 2016, there were extraordinary expenditures, which had to be borne by FIP Melbourne, and which, in FIP Melbourne’s understanding, were within the scope of the provision of the share purchase agreement. Since agreement was not reached with AGPar on these questions, FIP Melbourne filed arbitration proceedings with the Brazil-Canada Chamber of Commerce.

The final arbitration judgment was given in January 2021, in favor of FIP Melbourne, and in August 2022 an agreement was signed between the parties to terminate litigation, establishing the updated amount of compensation at R$200, which was paid on September 12, 2022.

Considering Cemig GT's participation in FIP Melbourne, the Company has a receivable recorded in the amount of R$256 on September 30, 2023, in the statement of financial position under “Other Assets”. On October 23, 2023, Cemig GT received the updated amount of R$257.

Baguari Energia and Retiro Baixo Energética

Transaction 1

Share purchase agreements were signed on April 14, 2023 for sale to Furnas Centrais Elétricas of the Cemig GT’s entire stockholding interests in the jointly-controlled subsidiaries Retiro Baixo and Baguari Energia, as follows:

(1)
for R$200, the 49.9% equity interest held by the Cemig GT in Retiro Baixo, which operates the Retiro Baixo Hydroelectric Plant, in Minas Gerais, with installed capacity of 81.1 MW, and assured energy (physical offtake guarantee) of 34.8 MW.
(2)
for R$393, the Cemig GT’s indirectly held interest of 34% in the Baguari Consortium, which operates the Baguari hydroelectric plant, in Minas Gerais, with installed generation capacity of 140 MW and assured energy (physical offtake guarantee) of 81.9 MW, representing 69.39% of the share capital of Baguari Energia.

In April 2023 the assets were classified as held for sale, at book value, in accordance with IFRS 15, thus having no effect on net profit.

Assets classified as held for sale	Book value on Apr. 30, 2023 - R$ thousand	Fair value net of selling expenses - R$ thousand
Baguari Energia	160	392
Retiro Baixo	190	200

Total	350	592

It was concluded that the assets classified as held for sale do not qualify within the concept of discontinued operations, since they do not represent a significant separate line of business or geographical area of operations, nor do they constitute a subsidiary acquired exclusively for the purpose of resale.

Conclusion of the sale of Baguari Energia

On October 6, 2023, the Company concluded the sale to Furnas Centrais Elétricas of its entire holding, of 69.39%, in the share capital of Baguari Energia, which represents an indirect interest of 34% in the Baguari Consortium.

The value of the transaction was R$433, comprising: the amount of R$393 agreed in the share purchase agreement, plus updating at 100% of the CDI rate since December 31, 2022. Of this total, the amount of R$12 was deducted for the dividend received on October 3, 2023. Thus, the amount received on the closing date of the transaction was R$421.

As a result of conclusion of the transaction, the Company recognized the following accounting effects, in October 2023:

Stake held by Cemig GT	69.39%
Total sale price	421
Value of asset held for sale on Sep. 30, 2023	(160)

Corporate capital gain (1) (a)	261

Tax capital gain net of selling expenses (2)	248
IRPJ and CSLL (b)	(84)

Tax capital gain net of taxes (1)	164

Net impact on the Income Statement (a + b)	177

(1)
The effects of the disposal will be reported in the net profit for the operational segment of Equity holdings, in the note 5.
(2)
Sales expenses totaled R$1 and its refers to accounting, tax and legal due diligence services, and legal advice.

Completion of the disposal of Retiro Baixo Energética

On November 22, 2023, the sale was completed for the amount of R$223, made up of the amount agreed in the CCVA of R$190 plus 100% CDI adjustment since December 31, 2022. From this total, the amount of R$6 was deducted, referring to the dividend received on June 28, 2023. Thus, the amount received on the closing date of the transaction was R$218.

As a result of concluding the transaction, Cemig GT recognized the following accounting effects in November 2023:

Stake held by Cemig GT	49.9%
Total sale price	218
Value of asset held for sale on Nov. 30, 2023	191

Corporate capital gain (1) (a)	27

Tax capital gain net of selling expenses	6
IRPJ and CSLL (b)	(2)

Tax capital gain net of taxes (1)	4

Net impact on the Income Statement (a + b)	25

The effects of the disposal will be reported in the net profit for the operational segment of Equity holdings, in the note 5.

Transaction 2

On May 30, 2023, a share purchase agreement was signed for acquisition of 100% of the shares in Baguari I Geração de Energia Elétrica S.A., a company controlled by Neoenergia S.A., for R$ 454, formalizing the right of first refusal exercised by Baguari Energia.

Baguari Energia and Baguari I respectively hold interests of 49% and 51% in Consórcio UHE Baguari (– the Baguari Hydroelectric Plant Consortium).

With the conclusion of Transaction 1, Cemig GT will no longer hold any equity in Baguari Energia and thus have no participation in the Consórcio UHE Baguari. Thus, payment for the purchase of Baguari I by Baguari Energia will be entirely an obligation of Furnas. As a result, Transaction 2 will have no effect on Cemig GT.

Axxiom

On December 22, 2022, the Company entered into a share purchase agreement ("SPA") for the sale of 49.0% of its equity interest in Axxiom Soluções Tecnológicas S.A. ("Axxiom") to Light S.A. ("Light"), which held the remaining 51.0% interest.

On April 17, 2023, the Company completed the sale of its entire stake in Axxiom's share capital. The value of the transaction was a symbolic R$1.00 (one real), with the liquidation of Axxiom's assets and liabilities.

This transaction is in line with the Company's Strategic Plan, which provides for the divestment of assets that do not adhere to the Cemig Group's core activities.

Reduction of share capital in the jointly controlled subsidiary Guanhães Energia

An Extraordinary General Meeting of Stockholders held on September 19, 2023 decided to reduce the share capital by R$235, of which R$137 will be destined to absorption of losses and R$98 will be repaid to stockholders, with no reduction in the number of nominal common shares as currently issued. Thus, the share capital of the jointly controlled subsidiary has decreased from R$549 to R$313. The share of Cemig GT corresponds to R$48; in January 2024 Cemig GT received R$46. This transaction will be reflected in the interim financial statements for the first quarter of 2024.

Risks related to compliance with laws and regulations

Investigations

The Public Attorneys’ Office of the State of Minas Gerais is conducting a civil public inquiry with the objective of identifying any irregularities in the investment of Cemig GT in Guanhães Energia. Up to the date of publication of these financial statements there has been no movement in the process.

Accounting policy

Investments

The Company and its subsidiaries hold investments in affiliates and joint ventures. Control is obtained when the Company and/or one of its subsidiaries has the power to control the financial and operational policies of an entity to receive benefits from its activities. These investments are accounted using the equity method in the parent company and consolidated financial statements and are, initially, recognized at acquisition cost, by the consideration transferred, measured at fair value at acquisition date.

The difference between the amount paid and the amount of the shareholders’ equity acquired is recognized in Investments as: (i) added value, when the economic basis is substantially related to the fair value of the net assets of the subsidiary acquired; and (ii)goodwill, when the amount paid is higher than the fair value of the net assets, and this difference represents the expectation of generation of future value. The goodwill arising from the acquisition is tested annually for impairment.

Business combinations

A business combination occurs when the Company or its subsidiaries acquire control of a business, whatever its legal form. The Company determines that it has acquired a business when the group of activities and assets acquired includes, at least, an input - entry of funds, and a substantive process, which together contribute materially to the capacity to generate output - an outflow of funds.

The Company and its subsidiaries accounts business combinations using the acquisition method. Thus, at the moment of acquisition the acquiring company is required to recognize and measure the identifiable assets acquired, the liabilities assumed, and the shareholding interests of non-controlling equity holders at fair value, which will result in recognition of a goodwill due to expectation of future profitability, or in a gain arising from an bargain purchase, the gain being allocated to the Statement of income for the period.

Capital gains and losses on acquisition represent the difference between the fair value of the identifiable assets acquired and the fair value of the liabilities assumed.

Estimations and judgments

Investments in shareholdings

The subsequent measurement of these investments is based on the equity method. Subsequent to this measurement, the company assesses whether there are indications of possible impairment in the recoverable value of its investments. Losses, when incurred, are recognized in the income statement if there is any indication that the recoverable value of the investment is lower than its book value. The equity method ceases to be applied from the moment the investment loses its characteristics as an associate, subsidiary or jointly-controlled subsidiary, for example in the case of classification as a non-current asset held for sale.

The financial statements of jointly-owned subsidiaries are prepared for the same disclosure period as those of the Company and its subsidiaries. When necessary, adjustments are made to bring the accounting policies into line with those applied by the Company and its subsidiaries.

Business combinations

Costs generated by acquisition of assets are allocated directly to the Statement of income as and when incurred.

After the initial recognition, the goodwill is measured at cost, less any accumulated impairments. For the purposes of the impairment test, the goodwill acquired in business combinations is, as from the acquisition date, allocated to each one of the cash generating units that it is expected will be benefited by the synergies of the combination.

It is the Company’s understanding that the amount specifically referred to the right of concession, the right of commercial operation, or similar rights, does not constitute goodwill, including when these rights are acquired in a business combination in which the acquired entity is a concession holder, whose right to the concession has a known and defined period.

When a business combination is carried out in stages (“step-acquisition method”), the interest previously held by the Company in its investee is remeasured at the fair value at the acquisition date and the corresponding gain or loss, if any, is recognized in the statement of income.

In the parent company, the difference between the amount paid and the amount of the shareholders’ equity of the entities acquired is recognized in Investments based to the criteria described above.